Fair Value - Estimated fair value of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Fair Value
Long-term debt	$ 10,619,826	$ 9,726,428
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value
Long-term debt	$ 13,161,146	$ 11,180,658